NET LOSS PER SHARE (Details Narrative) - shares	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Loss per share :-
Dilutive shares	0	0	0	0